Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statement is presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its majority owned subsidiary where the Company has the ability to exercise control. All significant intercompany balances and transactions have been eliminated in consolidation. Activities in relation to the noncontrolling interest are not considered to be significant and are, therefore, not presented in the accompanying consolidated financial statements.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021.
Marketable Securities Held in Trust Account
At March 31, 2021, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills. These securities are treated as trading and fair valued on a recurring basis with gains and losses included in Other Income (Expense).
Warrant Liabilities
The Company accounts for the warrants issued in connection with our initial public offering in accordance with Accounting Standards Codification (“ASC”)
815-40,
“Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815”), under which the warrants do not meet the criteria for equity classification and must be recorded as liabilities. As the warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are measured at fair value at inception and at each reporting date in accordance with ASC 820, Fair Value Measurement with changes in fair value recognized in the Statement of Operations in the period of change.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity”. Class A redeemable ordinary shares are classified as temporary equity.
Non-redeemable
ordinary shares are classified as permanent equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented as temporary equity in the Company’s Consolidated Balance Sheet.
Components of Equity
Upon the IPO, the Company issued Class A Ordinary shares and Warrants. The Company allocated the proceeds received from the issuance using the with-and-without
method. Under that method, the Company first allocated the net proceeds to the Warrants based on their initial fair value measurement of $8,987,033 and then allocated the remaining proceeds, net of the remaining underwriting discounts and offering costs of $13,926,600, to the Class A Ordinary shares. A portion of the Class A Ordinary shares are presented within temporary equity, as certain shares are subject to redemption upon the occurrence of events not solely within the Company’s control. For the sale of the Private Warrants, the Company recorded a warrant liability for the initial fair value of the warrants in the amount of $4,922,640, with the amount of the proceeds in excess of the initial fair value recorded as additional paid in capital.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Net Loss per Common Share
Net income (loss) per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture.
The Company’s Consolidated Statement of Operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income (loss) per ordinary, basic and diluted, for Ordinary shares subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted average number of Ordinary shares subject to possible redemption outstanding since the original issuance.
Net income (loss) per share, basic and diluted, for
non-redeemable
ordinary shares is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Ordinary shares subject to possible redemption, by the weighted average number of nonredeemable ordinary shares outstanding for the period.
Non-redeemable
common stock includes Founder Shares and
non-redeemable
Class A ordinary shares as these shares do not have any redemption features.
Non-redeemable
ordinary shares participate in the income or loss on marketable securities based on non-redeemable
shares’ proportionate interest.
The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 13,036,333 shares of common stock in the calculation of diluted net loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period July 8, 2020 (Inception) Through March 31, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$32,396
Less: interest available to be withdrawn for payment of taxes	(32,396)

Net income attributable	$—

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption	2,317,710

Basic and diluted net income per share, Class A Common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(29,637,673)
Add: Net loss allocable to Class A Common stock subject to possible redemption	—

For the Period July 8, 2020 (Inception) Through March 31, 2021
Non-Redeemable Net Loss	$(29,637,673)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,498,571

Basic and diluted net loss per share, Non-redeemable common stock	$(4.56)

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value of Financial Instruments
The Company follows the guidance in ASC Topic 820, “
Fair Value Measurement
”, for its financial assets and liabilities that are
re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
See Note 10 Fair Value Measurements for additional information on assets and liabilities measured at fair value.
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Barkbox Inc [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
—The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

Use of Estimates—
Preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period covered by the financial statements and accompanying notes. The most significant estimates relate to determination of fair value of the Company’s common stock and common stock warrants, stock-based compensation and the valuation of embedded derivatives. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and records adjustments when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from those estimates.
Principles of Consolidation
—The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Impact of the
COVID-19
Pandemic
—COVID-19
continues to spread and has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19
and the actions taken to contain or treat
COVID-19,
as well as the economic impacts.
We have implemented a number of measures to protect the health and safety of our workforce. These measures include substantial modifications to employee travel, employee work locations, and virtualization or cancellation of meetings, among other modifications. Currently, the vast majority of our employees are working remotely. For the employees who are in the office, we are following the guidance from public health officials and government agencies, including implementation of enhanced cleaning measures, social distancing guidelines and wearing of masks.
The global outbreak of the
COVID-19
pandemic continues to evolve. The extent to which the
COVID-19
pandemic may impact our business will depend on future developments related to the geographic spread of the disease, the duration and severity of the outbreak, travel restrictions, required social distancing, governmental mandates, business closures or governmental or business disruptions, and the effectiveness of actions taken in the United States and other countries to prevent, contain and treat the virus and any additional government stimulus programs. These impacts are highly uncertain and cannot be predicted with certainty.
Liquidity and Going Concern
—In accordance with Accounting Standards Update (“ASU”)
No. 2014-15
, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40)
, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Through March 31, 2021, the Company has funded its operations primarily with cash flows from proceeds from the sale of its capital stock and proceeds from its existing credit facility and borrowing arrangements. See Note 6, “Debt,” for further information on the Company’s debt arrangements. The Company recognized net loss of $31.4 million and $31.4 million for the years ended March 31, 2021 and March 31, 2020, respectively. In addition, the Company had an accumulated deficit of $180.0 million as of March 31, 2021. As of June 7, 2021, the issuance date of the consolidated financial statements, the Company expects that its cash and cash equivalents of $38.3 million as of March 31, 2021, together with cash provided by operating activities, borrowings under its Credit Facility, and the sale of convertible notes, including the convertible notes due December 1, 2025 (the “2025 Convertible Notes”) issued in November 2020, will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the consolidated financial statements.

Segments
—The Company has determined that its chief executive officer and executive chairman together comprise the chief operating decision maker (“CODM”). The Company operates and manages the business as two reporting segments: Direct to Consumer and Commerce.
Fair Value of Financial Instruments
—The Company’s financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses, are carried at historical cost. At March 31, 2021 and 2020, the carrying amounts of these instruments approximated their fair values because of their short-term nature. The carrying amounts of the Company’s long-term debt approximate the fair value based on consideration of current borrowing rates available to the Company.
Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level
 1
—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level
 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and
Level
 3
—Unobservable inputs that are supported by little or no market data for the related assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following summarizes assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Preferred stock warrant liabilities (1)	$—	$—	$133	$133
Derivative liabilities (2)	—	—	4,883	4,883

	$—	$—	$5,016	$5,016

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Preferred stock warrant liabilities (1)	$—	$—	$127	$127
Derivative liabilities (2)	—	—	$2,805	$2,805

	$—	$—	$2,932	$2,932

(1)	Included in accrued and other current liabilities.
(2)	Included in other long-term liabilities.

A summary of the activity of the Level 3 liabilities carried at fair value on a recurring basis for the years ended March 31, 2021 and 2020 is as follows:

	2021	2020
Balance—beginning of period	$2,932	$336
Fair value at issuance	1,153	2,692
Change in fair value	931	(96)

Balance—end of period	$5,016	$2,932

The Company measures the convertible preferred stock warrants using Level 3 unobservable inputs within either the Black-Scholes-Merton (“Black-Scholes”) option-pricing model or a Monte Carlo simulation model. The Company used various key assumptions, such as the fair value of common or redeemable convertible preferred stock, volatility, and expected term. The Company monitors the fair value of the redeemable convertible preferred stock warrants and embedded derivatives quarterly, with subsequent revisions reflected within other income within the consolidated statement of operations and comprehensive loss. See Note 7, “Common Stock and Common and Preferred Share Warrants,” for further discussion of the Company’s outstanding warrants and assumptions utilized.
As of March 31, 2021 and 2020, the Company’s valuation of embedded derivative liabilities was measured using an income approach based on a discounted cash flow model, as well as a probability-weighted expected return method (“PWERM”). The Company used various key assumptions, such as estimation of the timing and probability of expected future events, and selection of discount rates applied to future cash flows using a yield curve equivalent to the Company’s credit risk. See Note 6, “Debt,” for further discussion of the Company’s derivative liabilities.

Cash and Cash Equivalents
—Cash and cash equivalents represent cash and highly liquid investments with an original contractual maturity at the date of purchase of three months or less. As of March 31, 2021 and 2020, cash consists primarily of checking and operating accounts.
Restricted Cash
—The Company has restricted cash with its primary banks related to operating lease obligations. As of March 31, 2021, the Company has classified $1.5 million within prepaid expenses and other current assets, as restricted cash.
Accounts Receivable
—
Net
—Accounts receivable are stated at net realizable value. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. The Company generally does not require any security or collateral to support its receivables. The Company performs ongoing evaluations of its customers. As of March 31, 2021 and 2020, the Company had an allowance for doubtful accounts of less than $0.1 million and $0.1 million, respectively.
Concentration of Credit Risk and Major Customers and Suppliers
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with various domestic financial institutions of high credit quality.
The Company’s accounts receivable are derived from sales contracts with large retail customers. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary.
Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balance at each balance sheet date. During the years ended March 31, 2021 and 2020, the Company did not have any customers that accounted for 10% or more of total revenues. The Company had three customers that accounted for 84% and two customers that accounted for 55% of gross accounts receivable as of March 31, 2021 and 2020, respectively.
Significant suppliers are those that represent more than 10% of the Company’s total finished goods purchased or accounts payable at each balance sheet date. During each of the years ended March 31, 2021 and 2020, the Company had two suppliers that accounted for 30% of total finished goods purchased. The Company had two suppliers that accounted for 44% of the accounts payable balance and three suppliers that accounted for 45% of the accounts payable balance as of March 31, 2021 and 2020, respectively.
Property and Equipment
—
Net
—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is provided for using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset. Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation and amortization are removed from the consolidated balance sheets and the resulting gain or loss is reflected in general and administrative expenses in the consolidated statements of operations and comprehensive loss.
The estimated useful lives for significant property and equipment categories are as follows:

Asset Class	Useful Life
Computer equipment, software, and domain names	3 years
Warehouse machinery and equipment	5 years
Furniture and fixtures	5 years
Leased equipment and leasehold improvements	Shorter of remaining lease term or estimated useful life
Long-Lived Assets and Intangible Assets
—
Net
—The Company capitalizes qualifying internally-developed software development costs incurred during the application development stage, as long as it is probable the project will be completed, and the software will be used to perform the function intended. Capitalization of such costs ceases once the project is substantially complete and ready for its intended use. Costs related to maintenance of internal-use
software are expensed in the period incurred. Capitalized costs are amortized over the project’s estimated useful life of three years. Software development costs consist primarily of salary and benefits for the Company’s development staff and third-party contractors’ fees. Capitalized software development costs are included in intangible assets on the consolidated balance sheets and amortized to depreciation expense included in general and administrative expenses on the consolidated statement of operations and comprehensive loss for the year ended March 31, 2021 and 2020.
The Company assesses long-lived assets for impairment in accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360,
Property, Plant and Equipment
. A long-lived asset (asset group) is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. The Company estimates fair value based on the best information available, making necessary estimates, judgments and projections. For purposes of these tests, long-lived assets must be grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. There were no impairments of long-lived assets for the years ended March 31, 2021 and 2020.

Income Taxes
—The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to operating loss carryforwards and temporary differences between financial statement bases of existing assets and liabilities and their respective income tax bases.
Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in the income tax rates on deferred tax asset and liability balances is recognized in income in the period that includes the enactment date of such rate change. A valuation allowance is recorded for loss carryforwards and other deferred tax assets when it is determined that it is more likely than not that such loss carryforwards and deferred tax assets will not be realized. The Company recognizes the tax benefits on any uncertain tax positions taken or expected to be taken in the consolidated financial statements when it is more likely than not the position will be realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes estimated interest and penalties related to uncertain tax positions as a part of the provision for income taxes.
Deferred Financing Costs
—Deferred financing fees relate to the external costs incurred to obtain financing for the Company. Deferred financing fees are amortized over the respective term of the financing using the effective interest method, with the exception of the Company’s revolving line of credit, as discussed in Note 6, “Debt,” for which deferred financing fees are amortized on a straight-line basis over the term of the agreement. Deferred financing fees are presented on the consolidated balance sheets as a reduction to long-term debt.
Deferred Transaction Costs—
The Company capitalizes deferred transactions costs, which primarily consist of direct, incremental legal, professional, accounting and other third-party fees relating to the anticipated merger, within prepaid expenses and other current assets. The deferred transaction costs will be offset against the merger proceeds upon the consummation of the merger. Should the planned merger be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations and comprehensive loss. As of March 31, 2021, the Company capitalized $3.7 million of deferred transaction costs, recorded within prepaid expenses and other current assets on the consolidated balance sheet.
Derivative Assets and Liabilities
—The Company’s term loan and convertible note agreements contain features determined to be embedded derivatives from its host. Embedded derivatives are separated from the host contract and carried at fair value when the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and a separate, standalone instrument with the same terms would qualify as a derivative instrument. The derivative is measured both initially and in subsequent periods at fair value, with changes in fair value recognized on the statement of operations and comprehensive loss.
Revenue Recognition
—On April 1, 2019, the Company adopted Accounting Standards Update
(ASU) 2014-09,
 Revenue from Contracts with Customers (Topic
 606)
, using the modified retrospective method. The Company applied the new revenue standard to contracts not completed as of the date of initial application. The Company recognizes revenue upon the transfer of control of its products and services to its customers. The recognition of revenue is determined through application of the following five-step model:

•	Identification of the contract(s) with customers;

•	Identification of the performance obligation(s) in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligation(s) in the contract; and

•	Recognition of revenue when or as the performance obligation(s) are satisfied.

The Company recorded an adjustment to accumulated deficit on April 1, 2019 due to the cumulative impact of adopting Topic 606. See Note 3, “Revenue from Contracts with Customers” for the required disclosures related to the impact of adopting this standard and a discussion of the Company’s updated policies related to revenue recognition discussed below.
The Company generates revenue through Direct to Consumer channels, which includes the sale of subscription products, sale of BARK Bright products, sale of BARK Eats products, and sale of BarkShop products. See below for additional information on each offering.
Toys and Treats Subscriptions
—The Company’s principal revenue generating products are a tailored assortment of premium and highly durable toys and treats sold in boxes through BarkBox and Super Chewer monthly subscriptions. Subscription plans are offered as monthly, three month, six month or annual commitments. BarkBox and Super Chewer subscription rates vary based on the type of subscription plan selected by the customer, with Super Chewer’s price point being slightly higher based on additional costs of the more durable product, but resulting in similar gross margins. Each delivered box represents a single performance obligation and the Company bears the risk of loss if a shipment is not received or is damaged. Subscription revenue is recognized at a point in time as control is transferred to the customer upon delivery of each monthly box. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products, which includes an estimate of future returns and chargebacks based on historical rates. The transaction price is inclusive of fixed discounts which represent a reduction to revenue for each performance obligation. There is judgement in utilizing historical trends for estimating future returns. As of March 31, 2021 and 2020, the refund liability related to revenue for subscriptions was $1.2 million and $0.5 million, respectively, and is recorded within accrued and other current liabilities on the consolidated balance sheet. While customers have the right to return products for thirty days subsequent to delivery, products are generally not physically returned to the Company, as the Company is generally not able to resell opened products.
On a monthly basis, subscription customers have the option to purchase additional toys, treats, or other products to add to their respective subscription boxes. Each add on product represents a single performance obligation and therefore revenue is recognized at a point in time as control is transferred to the customer upon delivery of goods to the customer. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products.
BARK Bright
—The initial product in this product line is a proprietary enzymatic dental solution combined with a treat for dogs to prevent and combat oral health issues, sold through monthly subscriptions. Each delivered box represents a single performance obligation and therefore subscription revenue is recognized at a point in time as control is transferred to the customer upon delivery of each monthly box. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products.
BARK Eats
—This product line is personalized meals for dogs sold at a meal per day price. Revenue is recognized at a point in time, as control is transferred to the customer upon delivery.
BarkShop
—The Company sells individual toys and treats through the Company’s website, BarkShop. Revenue relating to the sale of goods on BarkShop is recognized at a point in time upon delivery of goods to the customer. Each delivery represents a single performance obligation and the Company bears the risk of loss if a shipment is not received or damaged. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products. While customers have the right to return products for thirty days subsequent to delivery, products are generally not physically returned to the Company, as the Company is generally not able to resell opened products.
The Company also generates revenue from product sales through retail commerce channels. See below for additional information on each offering.

Retail
—The Company sells individual toys and treats through major retailers. Revenue is recognized at a point in time, as control is transferred upon delivery of goods to the retailers. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products.
Retail sales are generally recognized upon delivery with adjustments to net sales for customer payment discounts, sales returns, and estimated chargebacks reserves. Similar to Toys and Treats subscriptions, the customer payment discounts, sales returns and chargebacks are considered to be contingent and represents a component of variable consideration. The estimated consideration reflects potential sales returns and chargebacks as a reduction in the transaction price. The Company has determined that the expected value method will provide the best predictor for a refund liability associated with sales returns and chargebacks. The estimate is recorded in total for sales transactions recorded in the current period and, in effect, represents a reduction in the transaction price at the time of sale. As of March 31, 2021 and 2020 the refund liability related to retail revenue was $0.1 million and less than $0.1 million, respectively, recorded within accrued and other current liabilities on the consolidated balance sheet. While customers have the right to return products subsequent to delivery, products are generally not physically returned to the Company, as the Company is generally not able to resell opened products.
Online Marketplaces
—Online marketplaces revenue consists of sales of BARK Bright health and wellness solutions and BARK Home products sold through major marketplaces. BARK Home consists of an assortment of proprietary essential products for daily life, including dog beds, bowls, collars, harnesses and leashes. Online marketplaces revenue is recognized at a point in time, as control is transferred, upon delivery of goods to the end customer. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for transferring products.
The Company evaluated principal versus agent considerations to determine whether it is appropriate to record seller fees paid to the marketplaces as an expense or as a reduction of revenue. Seller fees charged by third-party marketplaces are recorded as general and administrative expense and are not recorded as a reduction of revenue as the Company owns and controls all the goods before they are transferred to the end customer. The Company can, at any time, direct the marketplaces and similarly with other third-party logistics providers (“Logistics Providers”), to return the Company’s inventory to any location specified by the Company. Any returns made by customers directly to Logistics Providers are the responsibility of the Company to make customers whole and the Company retains the inventory risk. Further, the Company is subject to credit risk (i.e., credit card chargebacks), establishes the prices of its products, can determine who fulfills the goods to the customer (third-party online marketplaces or the Company) and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in these arrangements.
Prior to the adoption of Topic 606, revenue was recognized when there was persuasive evidence of an agreement or arrangement, products were delivered, the Company’s price to the buyer was fixed or determinable, and collectability was reasonably assured. The Company earned revenue from the sale of Toys and Treats subscriptions, and the sale of goods through the Company’s BarkShop website. Deferred revenue represented payment for subscription boxes that the Company was contractually obligated to deliver in future periods. Subscription revenue was recognized as each monthly box was delivered to the customer. Revenue was recognized net of cash discounts given to the customer and net of estimated sales returns and chargebacks. Revenue relating to the sale of goods was recognized upon delivery of goods to the customer, as the risk of loss on these sales transfers to the customer upon delivery.
Shipping and Handling
—The Company includes costs associated with the outbound shipping and handling of its products as a component of general and administrative expenses in the consolidated statements of operations and comprehensive loss. Shipping and handling fees billed to the customers are recorded as revenue.
Sales Tax
—As a part of the Company’s normal course of business, sales taxes are collected from customers. Sales taxes collected are remitted to the appropriate governmental tax authority on behalf of the customer. Sales tax collected from customers is not considered revenue and is included in accrued and other current liabilities until remitted. Total sales tax accrued was $24.2 million and $14.0 million, as of March 31, 2021 and 2020, respectively. As of March 31, 2021 and March 31, 2020, $14.5 million and $9.2 million of the sales tax accrued had been collected but not remitted, respectively.
On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc. that state and local jurisdictions may, at least in certain circumstances, enforce a sales and use tax collection obligation on remote vendors that have no physical presence in such jurisdiction. A number of states have positioned themselves to require sales and use tax collection by remote vendors and/or by online marketplaces. The details and effective dates of these collection requirements vary from state to state and accordingly, the Company recorded a liability in those periods in which it created economic nexus based on each state’s requirements. Total sales tax expense recorded related to economic nexus was $1.2 million and $5.0 million for the years ended March 31, 2021 and 2020, respectively.
Inventories
—Represent finished goods, consist of products available for sale and are accounted for using the first-in,
first-out
(“FIFO”) method and valued at the lower of cost or net realizable value. The Company assesses the valuation and periodically writes down the value for estimated excess and obsolete inventory based upon estimates of future demand and market conditions.
Inventory costs consist of product and inbound shipping and handling costs. Inventory valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers or returns to product vendors. Inventory valuation losses are recorded as cost of revenues and historical losses have not been material.
Cost of Revenues
—Cost of revenues includes the purchase price of inventory sold, inbound freight costs associated with inventory, shipping supply costs, and inventory shrinkage costs.
General and Administrativ
e—General and administrative expenses include compensation and benefits costs, including stock-based compensation expense, facility costs, insurance, professional service fees, and other general overhead costs including depreciation and amortization and account management support teams, as well as commissions. General and administrative expense also includes processing fees charged by third parties that provide payment processing services for credit cards. For the years ended March 31, 2021, 2020, and 2019 the Company recorded payment processing fees of $8.4 million, $5.7 million and $4.7 million, respectively, within general and administrative expenses in the consolidated statements of operations and comprehensive loss.
Fulfillment Cost
—Fulfillment costs represent those costs incurred in operating and staffing fulfillment and customer service centers, including costs attributable to receiving, inspecting, picking, packaging and preparing customer orders for shipment, outbound freight costs associated with shipping orders to customers, and responding to inquiries from customers. For the years ended March 31, 2021, 2020 and 2019, the Company recorded fulfillment costs of $94.9 million, $53.4 million, and $47.5 million, respectively, which are included within general and administrative expenses in the consolidated statements of operation and comprehensive loss.
Advertising Costs
—Costs associated with the Company’s advertising and sales promotions are expensed as incurred and are included in advertising and marketing expense in the consolidated statements of operations and comprehensive loss. During the years ended March 31, 2021, 2020 and 2019, the Company expensed $60.1 million, $39.7 million and $34.3 million, respectively, for advertising costs, which is comprised of print and internet advertising, promotional items, and agency fees.
Stock-Based Compensation
—The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation. For stock options with performance conditions, the Company records compensation expense when it is deemed probable that the performance condition will be met. The Company uses the Black-Scholes option-pricing model to determine the fair value of stock awards.
The Company estimates expected forfeitures of stock-based awards at the grant date and recognizes compensation cost only for those awards expected to vest. The Company estimates future forfeitures at the date of grant based on historical experience and revises the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
For stock-based awards issued to nonemployees, including consultants, the Company records expense related to stock options based on the fair value of the options calculated using the Black-Scholes option-pricing model over the service performance period. The fair value of options granted to nonemployees is remeasured over the vesting period and recognized as an expense over the period the services are rendered.
The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:
Expected Volatility
—The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected life.
Expected Term
—The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the simplified method to compute the expected term, which the Company believes is representative of future behavior. The Company’s stock plans provide for options that have a
10-year
term.
Risk-Free Interest Rate
—The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon
issues with an equivalent remaining term at the grant date.
Dividend Yield
—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.
Common Stock Valuations
—
The Company has historically granted stock options at exercise prices equal to the fair value as determined by the Board of Directors (the “Board”) on the date of grant. In the absence of a public trading market, the Board, with input from management, exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the Company’s common stock as of the date of each stock option grant, including:

•	relevant precedent transactions involving the Company’s capital stock;

•	the liquidation preferences, rights, preferences, and privileges of the Company’s redeemable convertible preferred stock relative to the common stock;

•	the Company’s actual operating and financial performance;

•	current business conditions and projections;

•	the Company’s stage of development;

•	the likelihood and timing of achieving a liquidity event for the shares of common stock underlying the stock options, such as an initial public offering, given prevailing market conditions;

•	any adjustment necessary to recognize a lack of marketability of the common stock underlying the granted options;

•	recent secondary stock sales and tender offers;

•	the market performance of comparable publicly traded companies; and

•	U.S. and global capital market conditions.
In addition, the Board considered the independent valuations completed by a third-party valuation consultant. The valuations of the Company’s common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
Net Loss Per Share
—Basic net loss per share attributable to common stockholders is computed by dividing the loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding during the period determined using the treasury-stock and if-converted
methods. For purposes of the diluted loss per share calculation, stock options, redeemable convertible preferred stock and warrants are considered to be potentially dilutive securities, but were excluded from the calculation of diluted loss per share because their effect would be anti-dilutive and therefore, basic and diluted loss per share were the same for all periods presented.
Related Party Transactions
—Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The only material related party arrangement as of March 31, 2021 was the outstanding convertible notes issued to certain employees, founders, and existing investors on March 31, 2020. See Note 6, “Debt,” for further details.
Emerging Growth Company Status
—The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued
ASU No.
 2016-02,
Leases (Topic 842)
, which requires a lessee to record a
right-of-use
asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the consolidated financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The standard is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt this standard on April 1, 2022 and is continuing to evaluate the expected impact that the standard will have on its consolidated financial statements and related disclosures
In June 2016, the FASB issued
ASU No.
 2016-13,
Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments
, which requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. This guidance in the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The Company is currently evaluating the impact that the adoption will have on its consolidated financial statements.
In December 2019, the FASB issued
ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify the accounting for income taxes. This updated removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning April 1, 2022. The Company does not expect the adoption of ASU
2019-12
to have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued
ASU
2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40
), which simplifies the accounting for convertible instruments by removing major separation models required under current guidance. ASU
2020-06
also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact ASU
2020-06
will have on its financial statements and related disclosures, but does not expect its adoption to have a material impact.